Registration Nos. 333-72447, 811-09235
                                                                     RULE 497(e)


                     Supplement dated March 28, 2007 to the
                     Statement of Additional Information of the
             First Defined Portfolio Fund, LLC (the "Registrant")
                    dated April 28, 2006 and filed with the
               Securities and Exchange Commission on Form N-1A on
           April 28, 2006 (the "Statement of Additional Information").

         Please be advised that the First Trust Energy Portfolio, the First Trust Financial Services Portfolio, the First Trust Pharmaceutical Portfolio and the First Trust Technology Portfolio (collectively, the "Sector Portfolios"), each a series of the Registrant, were terminated and liquidated by resolution of the Board of Trustees of the Registrant as of March 16, 2007. The Statement of Additional Information is hereby revised to reflect such termination of the Sector Portfolios.

                  PLEASE READ AND RETAIN FOR FUTURE REFERENCE.